Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Abstract]
Risk-free interest	2.05%	1.09%	1.13%
Dividend yields	0.00%	0.00%	0.00%
Volatility	57.00%	85.00%	76.00%
Expected option term	3 years 6 months	3 years 6 months	3 years 9 months 18 days
Forfeiture rate	0.00%	0.00%	0.00%